Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
September 30, 2024
VIPVAL-NPRT3-1124
1.808786.120
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Glencore PLC	702,700	4,024,119
CANADA - 4.1%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc	112,919	5,315,112
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd	163,941	5,443,891
Imperial Oil Ltd (a)	96,359	6,779,222
MEG Energy Corp	178,700	3,357,438
		15,580,551
Materials - 0.5%
Chemicals - 0.5%
Methanex Corp (United States)	73,929	3,056,225
TOTAL CANADA		23,951,888
GERMANY - 0.8%
Industrials - 0.8%
Industrial Conglomerates - 0.8%
Siemens AG	22,000	4,450,775
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	52,800	5,294,256
SPAIN - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (b)(c)	116,500	4,723,237
SWEDEN - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Autoliv Inc	40,843	3,813,511
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG	179,390	5,523,605
UNITED KINGDOM - 1.7%
Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC ADR	130,232	10,146,375
UNITED STATES - 88.6%
Communication Services - 4.3%
Interactive Media & Services - 2.0%
Alphabet Inc Class A	39,805	6,601,659
Meta Platforms Inc Class A	5,441	3,114,646
ZoomInfo Technologies Inc (d)	204,100	2,106,312
		11,822,617
Media - 2.3%
Comcast Corp Class A	167,174	6,982,858
Interpublic Group of Cos Inc/The (a)	139,919	4,425,638
Nexstar Media Group Inc	13,700	2,265,295
		13,673,791
TOTAL COMMUNICATION SERVICES		25,496,408

Consumer Discretionary - 6.8%
Automobile Components - 0.7%
Aptiv PLC (d)	55,333	3,984,529
Automobiles - 0.6%
Harley-Davidson Inc	94,958	3,658,732
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (a)(d)	86,462	3,140,299
Household Durables - 0.9%
Tempur Sealy International Inc	92,578	5,054,759
Leisure Products - 0.8%
BRP Inc Subordinate Voting Shares	43,100	2,565,063
Topgolf Callaway Brands Corp (d)	189,500	2,080,710
		4,645,773
Specialty Retail - 1.9%
Lithia Motors Inc Class A	16,249	5,161,332
Signet Jewelers Ltd (a)	29,700	3,063,258
Upbound Group Inc	89,634	2,867,392
		11,091,982
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp	39,739	4,006,883
Tapestry Inc	91,993	4,321,832
		8,328,715
TOTAL CONSUMER DISCRETIONARY		39,904,789

Consumer Staples - 8.2%
Beverages - 1.5%
Keurig Dr Pepper Inc	234,901	8,804,089
Consumer Staples Distribution & Retail - 1.5%
US Foods Holding Corp (d)	140,702	8,653,173
Food Products - 1.9%
Bunge Global SA	49,006	4,735,940
Darling Ingredients Inc (d)	165,918	6,165,513
		10,901,453
Personal Care Products - 1.4%
Kenvue Inc	361,541	8,362,443
Tobacco - 1.9%
Philip Morris International Inc	92,416	11,219,303
TOTAL CONSUMER STAPLES		47,940,461

Energy - 5.2%
Energy Equipment & Services - 0.8%
Expro Group Holdings NV (d)	296,825	5,096,485
Oil, Gas & Consumable Fuels - 4.4%
Exxon Mobil Corp	149,553	17,530,603
Shell PLC ADR	11,125	733,693
Targa Resources Corp	49,750	7,363,498
		25,627,794
TOTAL ENERGY		30,724,279

Financials - 17.4%
Banks - 5.4%
East West Bancorp Inc	111,512	9,226,503
First Citizens BancShares Inc/NC Class A	5,059	9,313,366
Wells Fargo & Co	233,861	13,210,809
		31,750,678
Capital Markets - 3.3%
Ameriprise Financial Inc	15,436	7,251,987
LPL Financial Holdings Inc	27,290	6,348,473
Raymond James Financial Inc	46,812	5,732,597
		19,333,057
Consumer Finance - 1.0%
OneMain Holdings Inc	121,140	5,702,060
Financial Services - 3.7%
Apollo Global Management Inc	68,012	8,495,379
Global Payments Inc	84,571	8,661,762
NCR Atleos Corp (a)	151,495	4,322,152
		21,479,293
Insurance - 4.0%
American Financial Group Inc/OH	39,009	5,250,611
Reinsurance Group of America Inc	38,351	8,355,532
Travelers Cos Inc/The	42,637	9,982,175
		23,588,318
TOTAL FINANCIALS		101,853,406

Health Care - 10.8%
Biotechnology - 1.1%
Gilead Sciences Inc	82,300	6,900,032
Health Care Equipment & Supplies - 1.8%
Solventum Corp	79,261	5,526,077
Teleflex Inc	19,652	4,860,333
		10,386,410
Health Care Providers & Services - 4.9%
Centene Corp (d)	99,038	7,455,581
Cigna Group/The	32,119	11,127,306
CVS Health Corp	160,692	10,104,313
		28,687,200
Pharmaceuticals - 3.0%
GSK PLC ADR	152,897	6,250,429
Jazz Pharmaceuticals PLC (d)	34,444	3,837,406
Merck & Co Inc	65,925	7,486,443
		17,574,278
TOTAL HEALTH CARE		63,547,920

Industrials - 13.7%
Air Freight & Logistics - 1.0%
FedEx Corp	21,650	5,925,172
Building Products - 1.1%
Builders FirstSource Inc (d)	32,847	6,367,719
Commercial Services & Supplies - 2.3%
Brink's Co/The	57,973	6,703,998
Vestis Corp	438,173	6,528,777
		13,232,775
Electrical Equipment - 2.1%
Regal Rexnord Corp	39,002	6,469,652
Sensata Technologies Holding PLC	158,511	5,684,204
		12,153,856
Ground Transportation - 1.7%
U-Haul Holding Co Class N	83,419	6,006,168
XPO Inc (d)	35,514	3,818,110
		9,824,278
Machinery - 4.0%
Allison Transmission Holdings Inc	78,939	7,583,671
Atmus Filtration Technologies Inc	108,300	4,064,499
Chart Industries Inc (a)(d)	18,500	2,296,590
Gates Industrial Corp PLC (d)	168,100	2,950,155
Timken Co/The	81,193	6,843,758
		23,738,673
Professional Services - 0.9%
Concentrix Corp (a)	45,328	2,323,060
ManpowerGroup Inc	38,042	2,796,848
		5,119,908
Trading Companies & Distributors - 0.6%
Wesco International Inc	25,798	4,333,548
TOTAL INDUSTRIALS		80,695,929

Information Technology - 5.9%
Communications Equipment - 2.0%
Ciena Corp (d)	60,100	3,701,559
Lumentum Holdings Inc (d)	128,689	8,156,309
		11,857,868
Electronic Equipment, Instruments & Components - 2.3%
Flex Ltd (d)	267,794	8,952,354
Jabil Inc	37,869	4,537,842
		13,490,196
IT Services - 0.8%
GoDaddy Inc Class A (d)	29,005	4,547,404
Software - 0.8%
NCR Voyix Corp (d)	330,203	4,480,854
TOTAL INFORMATION TECHNOLOGY		34,376,322

Materials - 4.3%
Chemicals - 2.2%
Chemours Co/The	230,305	4,679,798
Olin Corp	113,738	5,457,149
Westlake Corp	18,300	2,750,307
		12,887,254
Containers & Packaging - 1.5%
International Paper Co	61,200	2,989,620
Smurfit WestRock PLC	114,673	5,667,140
		8,656,760
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	33,443	3,593,784
TOTAL MATERIALS		25,137,798

Real Estate - 4.9%
Health Care REITs - 2.4%
Ventas Inc	115,597	7,413,236
Welltower Inc	51,439	6,585,735
		13,998,971
Industrial REITs - 1.0%
Prologis Inc	47,779	6,033,532
Residential REITs - 1.5%
Camden Property Trust	25,011	3,089,609
Sun Communities Inc	41,909	5,664,001
		8,753,610
TOTAL REAL ESTATE		28,786,113

Utilities - 7.1%
Electric Utilities - 4.3%
American Electric Power Co Inc	46,073	4,727,090
Constellation Energy Corp	23,913	6,217,858
Edison International	38,100	3,318,129
FirstEnergy Corp	96,314	4,271,526
PG&E Corp	334,768	6,618,363
		25,152,966
Independent Power and Renewable Electricity Producers - 2.0%
AES Corp/The	312,256	6,263,856
Vistra Corp	47,099	5,583,115
		11,846,971
Multi-Utilities - 0.8%
Sempra	56,406	4,717,234
TOTAL UTILITIES		41,717,171

TOTAL UNITED STATES		520,180,596
TOTAL COMMON STOCKS (Cost $446,321,842)		582,108,362

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	3,554,502	3,555,212
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	12,040,952	12,042,156
TOTAL MONEY MARKET FUNDS (Cost $15,597,369)			15,597,368

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $461,919,211)	597,705,730
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(10,177,323)
NET ASSETS - 100.0%	587,528,407

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,723,237 or 0.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,723,237 or 0.8% of net assets.

(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	491,297	82,884,330	79,820,147	211,073	(267)	(1)	3,555,212	0.0%
Fidelity Securities Lending Cash Central Fund	4,049,156	106,098,474	98,105,474	9,383	-	-	12,042,156	0.0%
Total	4,540,453	188,982,804	177,925,621	220,456	(267)	(1)	15,597,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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